Financial instruments (Details 3) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	₨ 1,500		$ 2,500
Not later than one month [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	₨ 0
Later than one month and not later than three months [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	0
Later than three months and not later than six months [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	0	0
Later than six months and not later than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	₨ 0	₨ 0